ORGANIZATION AND PRINCIPAL ACTIVITIES - Details of the Entity's Subsidiaries and VIEs (Details) - shareholder	1 Months Ended
	Mar. 31, 2008	Jun. 30, 2007
Details of the entity's subsidiaries, its VIEs and VIE's subsidiary
Number of founding shareholders	5
Light In The Box
Details of the entity's subsidiaries, its VIEs and VIE's subsidiary
Number of founding shareholders		5